Document And Entity Information	Jan. 24, 2023
Document Information [Line Items]
Entity, Registrant Name	CITIZENS HOLDING COMPANY
Document, Type	8-K
Document, Period End Date	Jan. 24, 2023
Entity, Incorporation, State or Country Code	MS
Entity, File Number	001-15375
Entity, Tax Identification Number	64-0666512
Entity, Address, Address Line One	521 Main Street
Entity, Address, City or Town	Philadelphia
Entity, Address, State or Province	MS
Entity, Address, Postal Zip Code	39350
City Area Code	601
Local Phone Number	656-4692
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CIZN
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001075706